Fair Value Measurements - Summary of Changes In Fair Value of Liabilities As Per Level 3 Input (Details) - Level 3	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2022	$ (3,571,824)
Net Change in Unrealized Appreciation (Depreciation) on Liabilities	3,571,824
Balance as of June 30, 2023	0
Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2022	(3,571,824)
Net Change in Unrealized Appreciation (Depreciation) on Liabilities	3,571,824
Balance as of June 30, 2023	$ 0